Provisions, contingent liabilities, contingent assets and credit commitments - Provisions and contingent liabilities (Details) $ in Millions	Aug. 27, 2025 AUD ($)	Oct. 24, 2025 AUD ($)	Sep. 30, 2025 AUD ($)	Sep. 30, 2024 AUD ($)	Sep. 04, 2023 item	Aug. 31, 2022 AUD ($)
New South Wales
Legislative liabilities
Assessed liabilities			$ 26	$ 22
Victoria
Legislative liabilities
Assessed liabilities			7	7
South Australia
Legislative liabilities
Assessed liabilities			7	7
Queensland
Legislative liabilities
Assessed liabilities			2	2
Australian Capital Territory
Legislative liabilities
Assessed liabilities			0	0
Northern Territory
Legislative liabilities
Assessed liabilities			0	0
Western Australia
Legislative liabilities
Assessed liabilities			1	1
Tasmania
Legislative liabilities
Assessed liabilities			2	$ 2
Civil penalty proceedings brought by ASIC
Provisions
Number of online hardship applications with responses outside of required time frames | item					277
Class action commenced against Westpac and St. George Finance Limited
Provisions
Settlement amount	$ 130
Civil penalty proceedings between ASIC and RAMS Financial Group
Provisions
Amount of civil penalty imposed		$ 20
Regulatory litigation
Contingent liabilities
Preliminary estimate of losses						$ 1,000
Guarantees | Guarantees capped at $20 million per year
Contingent liabilities
Automatic reinstatement guarantee amount			20
Guarantees | Guarantees capped at $2 million per year
Contingent liabilities
Automatic reinstatement guarantee amount			$ 2